Intangible Assets	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS

17. INTANGIBLE ASSETS

The intangible assets are split between assets with finite and indefinite lives.

As stated in Note 3, commencing on January 1, 2025, the orbital slots were accounted for as finite life intangible assets. The change in estimate from indefinite life to finite life and the subsequent amortization of the orbital slots and the remaining indefinite life intangible assets are summarized below.

	Orbital slots	Trade name	Intellectual property	Total indefinite life intangible assets
Cost as at January 1, 2024	$608,793	$17,000	$83,896	$709,689
Impact of foreign exchange	2,380	—	7,228	9,608
Cost as at December 31, 2024	611,173	17,000	91,124	719,297
Transfer to finite life	(611,173)	—	—	(611,173)
Impact of foreign exchange	—	—	(4,181)	(4,181)
Cost as at December 31, 2025	$—	$17,000	$86,943	$103,943
Accumulated impairment as at January 1, 2024	$(66,880)	$—	$—	$(66,880)
Impairment	(191,048)	—	—	(191,048)
Impact of foreign exchange	(949)	—	—	(949)
	Orbital slots	Trade name	Intellectual property	Total indefinite life intangible assets
Accumulated impairment as at December 31, 2024	(258,877)	—	—	(258,877)
Transfer to finite life	258,877	—	—	258,877
Accumulated impairment as at December 31, 2025	$—	$—	$—	$—
Net carrying values
As at December 31, 2024	$352,296	$17,000	$91,124	$460,420
As at December 31, 2025	$—	$17,000	$86,943	$103,943

There were no disposals or retirements in the years ended December 31, 2025 and 2024 and no additions for the year ended December 31, 2025 and 2024.

The finite life intangible assets are summarized below.

	Revenue backlog	Orbital slots	Customer relationships	Customer contracts	Transponder rights	Concession rights	Software	Other	Total finite life intangible assets
Cost as at January 1, 2024	$223,664	$—	$194,659	$12,618	$16,718	$25,499	$1,193	$59	$474,410
Additions	—	—	—	—	—	52	—	—	52
Disposals	(223,664)	—	—	—	(16,718)	—			(240,382)
Impact of foreign exchange	—	—	251	—	—	(3,773)	—	—	(3,522)
Cost as at December 31, 2024	—	—	194,910	12,618	—	21,778	1,193	59	230,558
Disposals	—	—	—	(12,618)	—	(709)	—	—	(13,327)
Transfer from indefinite life	—	611,173	—	—	—	—	—	—	611,173
Impact of foreign exchange	—	(990)	(145)	—	—	1,564	—	—	429
Cost as at December 31, 2025	$—	$610,183	$194,765	$—	$—	$22,633	$1,193	$59	$828,833
	Revenue backlog	Orbital slots	Customer relationships	Customer contracts	Transponder rights	Concession rights	Software	Other	Total finite life intangible assets
Accumulated amortization and impairment as at January 1, 2024	$(221,862)	$—	$(161,619)	$(10,079)	$(16,718)	$(13,536)	$(596)	$(53)	$(424,463)
Amortization	(1,802)	—	(6,899)	(847)	—	(1,547)	(239)	(3)	(11,337)
Disposals	223,664	—	—	—	16,718	—	—	—	240,382
Impact of foreign exchange	—	—	(216)	—	—	2,122	—	—	1,906
Accumulated amortization and impairment as at December 31, 2024	—	—	(168,734)	(10,926)	—	(12,961)	(835)	(56)	(193,512)
Transfer from indefinite life	—	(258,877)	—	—	—	—	—	—	(258,877)
Amortization	—	(33,852)	(6,883)	(1,692)	—	(1,510)	(239)	(3)	(44,179)
Impairment	—	(7,093)	—	—	—	—	—	—	(7,093)
Disposals	—	—	—	12,618	—	709	—	—	13,327
Impact of foreign exchange	—	634	130	—	—	(928)	—	—	(164)
Accumulated amortization and impairment as at December 31, 2025	$—	$(299,188)	$(175,487)	$—	$—	$(14,690)	$(1,074)	$(59)	$(490,498)
Net carrying values
As at December 31, 2024	$—	$—	$26,176	$1,692	$—	$8,817	$358	$3	$37,046
As at December 31, 2025	$—	$310,995	$19,278	$—	$—	$7,943	$119	$—	$338,335

The total combined indefinite and finite life intangible assets are summarized below.

	As at December 31, 2025			As at December 31, 2024
	Cost	Accumulated amortization and impairment	Net carrying value	Cost	Accumulated amortization and impairment	Net carrying value
Indefinite life intangibles	$103,943	$—	$103,943	$719,297	$(258,877)	$460,420
Finite life intangibles	828,833	(490,498)	338,335	230,558	(193,512)	37,046
Total intangibles	$932,776	$(490,498)	$442,278	$949,855	$(452,389)	$497,466

The Company’s trade name has a long and established history, a strong reputation and has been synonymous with quality and growth within the satellite industry. It has been assigned an indefinite life because of expected ongoing future use.

The Company’s intellectual property relates to development of the planned Telesat Lightspeed constellation. It has been assigned an indefinite life because of anticipated ongoing development.

The following are the remaining useful lives of the intangible assets:

Years
Customer relationships	1 to 3
Concession rights	1 to 12
Software	0.5
Orbital slots	0 to 34

All of the Company’s intangible assets, excluding the intangible assets held in Telesat LEO, have been pledged as security as a requirement of the Company’s Senior Secured Credit Facilities, 2027 Senior Secured Notes and 2026 Senior Secured Notes (Note 24).

Substantially all of the Company’s intangible assets held in Telesat LEO, have been pledged as security as a requirement of the Telesat Lightspeed Financing (Note 24).

Impairment

The annual impairment tests for indefinite life intangible assets were performed at the respective CGU level in the fourth quarters of 2025 and 2024 in accordance with the policy described in Note 3. Subsequent to the annual impairment test, the Company identified indicators of impairment resulting from customer contract negotiations, requiring an additional impairment test.

As a result of the impairment tests, the Company recognized an impairment loss of $7.1 million on the CGU’s intangible assets (December31, 2024 — $191.0 million). See Note 16 for disclosures.